Bank Borrowings (Details) - Schedule of changes bank borrowings - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes bank borrowings [Abstract]
Beginning balance	$ 13,301	$ 12,184	$ 12,184	$ 11,922	$ 66,267
Proceeds from bank borrowings		13,445	38,926	17,308	17,735
Repayments of principal		(12,265)	(37,568)	(17,815)	(71,674)
Exchange difference	34	(208)	(241)	769	(406)
Ending balance	$ 13,335	$ 13,156	$ 13,301	$ 12,184	$ 11,922